Performance Management	Jan. 01, 2026
American Century ETF Trust | Avantis® Real Estate ETF Series
Prospectus [Line Items]
Performance Table Market Index Changed	Effective immediately, the Fund's benchmark has changed to the Bloomberg World REIT Large Mid & Small Cap Index. References to the S&P Global REIT Index are deleted and replaced by the Bloomberg World REIT Large Mid & Small Cap Index.